Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment
Property and Equipment Type	Years of Depreciation
Tool and Molds	2-3 years
Vehicle	5 years
Office equipment	3 years

Schedule of Future Operating Lease Income and Future Lease Payments

As of September 30, 2023, future operating lease income and future lease payments to be received from equipment rentals are as follows:

Years Ending December 31,	Future Operating Lease Income	Future Lease Payments
2023 (remaining)	$14,000	$-
2024	33,000	-
Total	$47,000	$-

As of December 31, 2022, future operating lease income and future lease payments to be received from equipment rentals are as follows:

Years Ending December 31,	Future Operating Lease Income	Future Lease Payments
2023	$68,000	$-
2024	36,000	-
Total	$104,000	$-

Schedule of Anti-Dilutive Securities of Earning Per Share

For the nine months ended September 30, 2023 and 2022, the calculations of basic and diluted loss per share are the same because potential dilutive securities would have had an anti-dilutive effect. The potentially dilutive securities consisted of the following:

	September 30, 2023	September 30, 2022
Warrants	2,052,802	2,059,334
Options	1,596,831	1,564,173
Convertible notes	265,007	553,437
Commons shares issuable	235,606	—
Common stock subject to redemption by Company	2,029,306	—
Restricted stock units	16,965	67,860
Series A Preferred	1	1
Total	6,196,518	4,244,805

For the years ended December 31, 2022 and 2021, the calculations of basic and diluted loss per share are the same because potential dilutive securities would have had an anti-dilutive effect. The potentially dilutive securities consisted of the following:

	December 31, 2022	December 31, 2021
Warrants	2,059,334	2,232,038
Options	1,733,824	1,498,010
Senior convertible notes	773,060	384,620
Restricted stock units	84,825	-
Series A Preferred	1	1
Total	4,651,044	4,114,669